o FTIT P-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
 (TEMPLETON FOREIGN SMALLER COMPANIES FUND AND TEMPLETON PACIFIC GROWTH FUND)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 10 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT
------------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Boulevard, Ft. Lauderdale, FL 33394, is the fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

The team responsible for the fund's management is:

SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNCIL
Mr. Rudolph has been a manager of the fund since 1997. He joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNCIL
Mr. Scott has been a manager of the Fund since 2000. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

IV. The section "Minimum investments" on page 29 is replaced with the following:


MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                                INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                $1,000            $50
--------------------------------------------------------------------------------
Automatic investment plans                      $50 ($25 for an   $50 ($25 for
                                                Education IRA)    an Education
                                                                  IRA)
--------------------------------------------------------------------------------
UGMA/UTMA accounts                              $100              $50
--------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education      no minimum        no minimum
IRAs or Roth IRAs)
--------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth     $250              $50
IRAs
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs   $250              $50
--------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members              $100              $50
--------------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.


V. The section "Account Application" on page 30 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 31). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VI. The following is added to the section "Buying shares" on page 30:

--------------------------------------------------------------------------------
[Insert graphic of phone]   If you have another        Before requesting a
BY PHONE                    Franklin Templeton fund    telephone purchase,
                            account with your bank     please make sure we
(Up to $100,000 per day)    account information on     have your bank account
                            file, you may open a new   information on file. If
1-800/632-2301              account by phone.          we do not have this
                                                       information, you will
                            To make a same day         need to send written
                            investment, please call    instructions with your
                            us by 1:00 p.m. Pacific    bank's name and address,
                            time or the close of the   a voided check
                            New York Stock Exchange,   or savings account
                            whichever is earlier.      deposit slip, and a
                                                       signature guarantee if
                                                       the bank and fund
                                                       accounts do not have at
                                                       least one common owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

VII. The section "Automatic Investment Plan" on page 31 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VIII. The section "Telephone Privileges" on page 32 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 32 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 37).

X. In the Selling Shares table on page 35 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of        You can call or write to have redemption proceeds
three lightning bolts]    sent to a bank account. See the policies above for
BY ELECTRONIC FUNDS       selling shares by mail or phone.
TRANSFER (ACH)
                          Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                          If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------


XI. The section "Market Timers" on page 37 is replaced with the following:

 MARKET TIMERS The Templeton Foreign Smaller Companies Fund may restrict or refuse purchases or exchanges by Market Timers. The Templeton Pacific Growth Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 37 is revised to read:

 o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XIII. The following paragraph is added to the section "Dealer Compensation" on page 38:

 MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.



              Please keep this supplement for future reference.


                      This page intentionally left blank.



o FTIT PA-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
 (TEMPLETON FOREIGN SMALLER COMPANIES FUND AND TEMPLETON PACIFIC GROWTH FUND -
                                ADVISOR CLASS)
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 9 is replaced with the following:

[Insert graphic of briefcase]  MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Boulevard, Ft. Lauderdale, FL 33394, is the fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

The team responsible for the fund's management is:

SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL

Mr. Rudolph has been a manager of the fund since 1997. He joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL

Mr. Scott has been a manager of the fund since 2000. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended October 31, 1999, the fund paid 0.98% of its average daily net assets to the manager for its services.

IV. The section "Account Application" on page 23 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 24). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 23:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone.      have this
                                               information, you will
1-800/632-2301          To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the
                                               ownership of the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 24 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VII. The following section is added to "Investor Services" on page 24:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VIII. The section "Telephone Privileges" on page 24 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 25 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
29).

X. In the Selling Shares table on page 27 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------------
[Insert graphic of    You can call or write to have redemption
three lightning       proceeds sent to a bank account. See the
bolts]                policies above for selling shares by mail or
                      phone.
BY ELECTRONIC FUNDS
TRANSFER (ACH)        Before requesting to have redemption proceeds
                      sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                      If we receive your request in proper form by
                      1:00 p.m. Pacific time, proceeds sent by ACH
                      generally will be available within two to
                      three business days.
---------------------------------------------------------------------------

XI. The section "Market Timers" on page 29 is replaced with the following:

MARKET TIMERS The Templeton Foreign Smaller Companies Fund may restrict or refuse purchases or exchanges by Market Timers. The Templeton Pacific Growth Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i),
(ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 29 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.